Common shares	6 Months Ended
Jun. 30, 2020
Equity [Abstract]
Common shares	Common sharesShare capital as at December 31, 2019 and June 30, 2020 was as follows:

	Issued and fully paid share capital $0.10 par value each
	Shares	$ millions
As at December 31, 2019	100,234,973	10
As at June 30, 2020	100,329,887	10

In February 2020, 94,914 shares were issued to employees following a vesting of restricted stock units awarded under our employee incentive plan.